Annual Fund Operating Expenses - VanEck Emerging Markets Bond ETF - VanEck Emerging Markets Bond ETF Class	May 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2],[3]
Expenses (as a percentage of Assets)	0.65%	[2]

[1]	"Management Fees" are restated to reflect current fees.
[2]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[3]	“Other Expenses” are restated to reflect current fees.